STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - 401(K) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total Investments	$ 34,272,046	$ 31,262,074
Receivables:
Notes Received from Participants	672,981	466,402
Participant contributions	58,135
Employer contributions	58,983
Total Receivables	790,099	466,402
Total Assets	35,062,145	31,728,476
NET ASSETS AVAILABLE FOR BENEFITS	35,062,145	31,728,476
Money Market Accounts
Investments, at fair value:
Total Investments	1,111,249	864,261
Collective Investment Funds
Investments, at fair value:
Total Investments	29,098,366	26,445,580
Mutual Funds
Investments, at fair value:
Total Investments	302,295	357,138
Orange County Bancorp, Inc. Stock Fund
Investments, at fair value:
Total Investments	$ 3,760,136	$ 3,595,095